Non-controlling Interests and Redeemable non-controlling Interest - Net Loss Attributable to Non-Controlling Interest (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2019 USD ($) MWac	Dec. 31, 2020 USD ($) MWac	Dec. 31, 2019 USD ($)	May 31, 2019 USD ($)
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests		$ 67,286	$ 62,416
Non-controlling interests - redeemable tax equity partnership units		6,955	9,006
Redeemable non-controlling interest, held by related party		(12,651)	(16,482)
Net effect of non-controlling interests		54,635	45,934
Non-controlling interests	$ 457,834	399,487	457,834
Non-controlling interests	531,541	458,612	531,541
Non-controlling interest attributable to subsidiary		12,651	16,482
Contributions from redeemable non-controlling interests		3,717	3,403
AYES Canada
Noncontrolling Interest [Line Items]
Non-controlling interests	73,707	59,125	73,707	$ 96,752
Other Noncontrolling Interests
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests		(2,749)	(2,553)
Non-controlling interests	834	11,234	834
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests		63,080	55,963
Non-controlling interests - redeemable tax equity partnership units		6,955	9,006
Non-controlling interests	$ 457,000	$ 388,253	457,000
Turquoise Solar Facility
Noncontrolling Interest [Line Items]
Solar power capacity (megawatt ac) | MWac	10	10
Contributions from redeemable non-controlling interests		$ 3,717	$ 3,403